Financial instruments and risk management (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	R$ (21,181,435)	R$ (23,900,976)
fair value through other comprehensive income equity instruments	12,103	11,752
Financial liabilities at fair value through profit or loss	3,940,624	(613,092)
Financial liabilities, at fair value	(17,228,708)	(24,502,316)
Trade Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	(12,592,428)	(14,136,224)
fair value through other comprehensive income equity instruments
Financial liabilities at fair value through profit or loss
Financial liabilities, at fair value	(12,592,428)	(14,136,224)
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	(15,074,206)	(16,055,704)
fair value through other comprehensive income equity instruments
Financial liabilities at fair value through profit or loss	(5,021,342)	(7,461,296)
Financial liabilities, at fair value	(20,095,548)	(23,517,000)
Derivatives Not Designated [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost
fair value through other comprehensive income equity instruments
Financial assets at fair value through profit or loss	154	3,939
Financial assets, at fair value	154	3,939
Financial liabilities at amortised cost
fair value through other comprehensive income equity instruments
Financial liabilities at fair value through profit or loss	(62,647)	(6,251)
Financial liabilities, at fair value	(62,647)	(6,251)
Derivatives Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost
fair value through other comprehensive income equity instruments
Financial liabilities at fair value through profit or loss	(74,112)	(250,916)
Financial liabilities, at fair value	(74,112)	(250,916)
Cash And Bank Accounts [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	1,607,257	1,865,077
fair value through other comprehensive income equity instruments
Financial assets at fair value through profit or loss
Financial assets, at fair value	1,607,257	1,865,077
Cash Equivalents 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost
fair value through other comprehensive income equity instruments
Financial assets at fair value through profit or loss	7,657,407	6,265,852
Financial assets, at fair value	7,657,407	6,265,852
Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	291,402	379,145
fair value through other comprehensive income equity instruments	12,103	11,752
Financial assets at fair value through profit or loss	464,368	433,878
Financial assets, at fair value	767,873	824,775
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	86,209	89,717
fair value through other comprehensive income equity instruments
Financial assets at fair value through profit or loss
Financial assets, at fair value	86,209	89,717
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	4,434,070	3,918,570
fair value through other comprehensive income equity instruments
Financial assets at fair value through profit or loss	337,898	274,493
Financial assets, at fair value	4,771,968	4,193,063
Notes Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	66,261
fair value through other comprehensive income equity instruments
Financial assets at fair value through profit or loss
Financial assets, at fair value	66,261
Derivatives Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost
fair value through other comprehensive income equity instruments
Financial assets at fair value through profit or loss	638,898	127,209
Financial assets, at fair value	R$ 638,898	127,209
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost		38,443
fair value through other comprehensive income equity instruments
Financial assets at fair value through profit or loss
Financial assets, at fair value		R$ 38,443